Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Revenue By Geographic Region
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Asia	$ 158,441	$ 131,263	$ 105,952
Europe	23,949	16,881	15,282
United States	20,007	2,953	691

Total Revenue	$ 202,397	$ 151,097	$ 121,925